Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain on available-for-sale securities arising during the period, Pretax	$ 376	$ (1,221)	$ (551)
Amount reclassified for net gains included in net income, Pretax		(1)	(56)
Unrealized holding gain on available-for-sale securities arising during the period, Tax Effect	164	(235)	(50)
Amount reclassified for net gains included in net income, Tax Effect			(19)
Beginning balance, After-tax	(874)
Other comprehensive income (loss)	320	(457)	(135)
Ending Balance, After-tax	(663)	(874)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(1,323)	(631)	(427)
Unrealized holding gain on available-for-sale securities arising during the period, Pretax	376	(1,221)	(551)
Amount reclassified for net gains included in net income, Pretax		(1)	(56)
Amortization of held-to-maturity discount resulting from transfer, Pretax	108	530	403
Total other comprehensive income (loss)	484	(692)	(204)
Deferred tax reclassification from retained earnings, Pretax	0
Total other comprehensive income (loss) after reclassification, Pretax	484
Ending balance, Pretax	(839)	(1,323)	(631)
Beginning balance, Tax Effect	449	214	145
Unrealized holding gain on available-for-sale securities arising during the period, Tax Effect	(128)	415	187
Amount reclassified for net gains included in net income, Tax Effect			19
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(36)	(180)	(137)
Total other comprehensive income (loss), Tax Effect	(164)	235	69
Deferred tax reclassification from retained earnings, Tax Effect	(109)
Total other comprehensive income (loss)after reclassification, Tax Effect	(273)
Ending Balance, Tax Effect	176	449	214
Beginning balance, After-tax	(874)	(417)	(282)
Unrealized holding gain on available-for-sale securities arising during the period, After-tax	248	(806)	(364)
Amount reclassified for net gains included in net income, After-tax		(1)	(37)
Amortization of held-to-maturity discount resulting from transfer, After-tax	72	350	266
Other comprehensive income (loss)	320	(457)	(135)
Deferred tax reclassification from retained earnings, After-tax	(109)
Total other comprehensive income (loss) after reclassification, After-tax	211
Ending Balance, After-tax	$ (663)	$ (874)	$ (417)